RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD’000	SGD’000	USD’000
Operating lease ROU asset	1,448	1,843	1,397

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD’000	SGD’000	USD’000
Operating lease liabilities
Current portion	280	300	227
Non-current portion	1,406	1,283	973
Total	1,686	1,583	1,200

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

As of December 31, 2023, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000	USD’000
2024	300	227
2025	294	223
2026	232	176
2027	91	69
2028	28	21
Thereafter	638	484
Total	1,583	1,200

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2023:

Weighted average discount rate	4.45%
Weighted average remaining lease term (years)	12